Earnings (Loss) per Ordinary Share - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (dollars per share)	$ (0.03)	$ 0.32	$ (0.46)
Basic earnings (loss) per ordinary share - Continuing operations (dollars per share)	0.87	0.52	0.35
Basic earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ (0.90)	$ (0.20)	$ (0.81)
Profits (losses) attributable to equity shareholders - continuing operations	$ 364	$ 216	$ 145
Profits (losses) attributable to equity shareholders - discontinued operations	$ (376)	$ (83)	$ (336)
Weighted average number of shares (in shares)	418,349,777	417,122,155	415,440,077
Diluted earnings (loss) per ordinary share
Diluted earnings (loss) per ordinary share (dollars per share)	$ (0.03)	$ 0.32	$ (0.46)
Diluted earnings (loss) per ordinary share - Continuing operations (dollars per share)	0.87	0.52	0.35
Diluted earnings (loss) per ordinary share - Discontinued operations (dollars per share)	$ (0.90)	$ (0.20)	$ (0.81)
Diluted profits (losses) attributable to equity shareholders - continuing operations	$ 364	$ 216	$ 145
Diluted profits (losses) attributable to equity shareholders - discontinued operations	$ (376)	$ (83)	$ (336)
Diluted weighted average number of shares (in shares)	418,349,777	417,379,405	415,440,077